Summary of Significant Accounting Policies (Policies)	3 Months Ended	6 Months Ended
	Dec. 31, 2013	Jun. 30, 2014
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

Certain amounts included in or affecting the Partnership’s financial statements and related disclosures must be estimated by management, requiring certain assumptions to be made with respect to values or conditions that cannot be known with certainty at the time the financial statements are prepared. These estimates and assumptions affect the amounts the Partnership reports for assets and liabilities and the Partnership’s disclosure of contingent assets and liabilities at the date of the financial statements.

The Partnership evaluates these estimates on an ongoing basis, using historical experience, consultation with experts and other methods the Partnership considers reasonable in the particular circumstances. Nevertheless, actual results may differ significantly from the Partnership’s estimates. Any effects on the Partnership’s business, financial position or results of operations resulting from revisions to these estimates are recorded in the period in which the facts that give rise to the revision become known. Significant items subject to such estimates and assumptions include estimates of proved oil and natural gas reserves and related present value estimates of future net cash flows therefrom and the carrying value of oil and natural gas properties.

Use of Estimates

Certain amounts included in or affecting the Partnership’s financial statements and related disclosures must be estimated by management, requiring certain assumptions to be made with respect to values or conditions that cannot be known with certainty at the time the financial statements are prepared. These estimates and assumptions affect the amounts we report for assets and liabilities and our disclosure of contingent assets and liabilities at the date of the financial statements.

We evaluate these estimates on an ongoing basis, using historical experience, consultation with experts and other methods we consider reasonable in the particular circumstances. Nevertheless, actual results may differ significantly from the Partnership’s estimates. Any effects on the Partnership’s business, financial position or results of operations resulting from revisions to these estimates are recorded in the period in which the facts that give rise to the revision become known. Significant items subject to such estimates and assumptions include estimates of proved oil and natural gas reserves and related present value estimates of future net cash flows therefrom, the carrying value of oil and natural gas properties and unit–based compensation.

Royalty Income Receivable

Royalty Income Receivable

Royalty income receivable consist of receivables from oil and natural gas sales delivered to purchasers. Those purchasers remit payment for production to the operator of the properties and the operator, in turn, remits payment to us. Some of our oil and natural gas properties are contractually operated by Diamondback. Most payments are received within three months after the production date.

Royalty income receivable are stated at amounts due from operators, net of an allowance for doubtful accounts when we believe collection is doubtful. Royalty income receivable outstanding longer than the contractual payment terms are considered past due. We determine any allowance by considering a number of factors, including the length of time royalty income receivable are past due, our previous loss history, the debtor’s current ability to pay its obligation to us, the condition of the general economy and the industry as a whole. We write off specific royalty income receivable when they become uncollectible, and payments subsequently received on such receivables are credited to the allowance for doubtful accounts. We determined that an allowance was unnecessary at both June 30, 2014 and December 31, 2013.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Partnership’s financial instruments consist of cash, receivables, payables and a note payable. The carrying amount of cash, receivables and payables approximates fair value because of the short-term nature of the instruments. The note payable is carried at cost, which approximates fair value based on borrowing rates available to the Partnership for bank loans with similar terms and maturities.

Fair Value of Financial Instruments

Our financial instruments consist of cash, receivables, payables and a note payable. The carrying amount of cash, receivables and payables approximates fair value because of the short-term nature of the instruments. The note payable is carried at cost, which approximates fair value based on borrowing rates available to us for bank loans with similar terms and maturities.

Oil and Natural Gas Properties

Oil and Natural Gas Properties

The Partnership accounts for its oil and natural gas producing activities using the full cost method of accounting. Accordingly, all costs incurred in the acquisition, exploration and development of proved oil and natural gas properties, including the costs of abandoned properties, dry holes, geophysical costs and annual lease rentals are capitalized. Sales or other dispositions of oil and natural gas properties are accounted for as adjustments to capitalized costs, with no gain or loss recorded unless the ratio of cost to proved reserves would significantly change. At December 31, 2013, the Partnership’s oil and natural gas properties consist solely of mineral interests in oil and natural gas properties.

Depletion of evaluated oil and natural gas properties is computed on the units of production method, whereby capitalized costs are amortized over total proved reserves. The average depletion rate per barrel equivalent unit of production was $27.53 for the period from inception (September 18, 2013) to December 31, 2013. Depletion for oil and gas properties was $5.2 million for the same period.

Under the full cost method of accounting, the net book value of oil and natural gas properties, may not exceed a calculated “ceiling”. The ceiling limitation is the estimated future net cash flows from proved oil and natural gas reserves, discounted at 10%. Estimated future net cash flows are calculated using an unweighted arithmetic average of commodity prices in effect on the first day of each of the previous 12 months, held flat for the life of the production. Any excess of the net book value of proved oil and natural gas properties over the ceiling is charged to expense. No impairment on proved oil and natural gas properties was recorded for the period from inception (September 18, 2013) through December 31, 2013.

Costs associated with unevaluated properties are excluded from the full cost pool until the Partnership has made a determination as to the existence of proved reserves. The Partnership assesses all items classified as unevaluated property on an annual basis for possible impairment. The Partnership assesses properties on an individual basis or as a group if properties are individually insignificant. The assessment includes consideration of the following factors, among others: intent to drill; remaining lease term; geological and geophysical evaluations; drilling results and activity; the assignment of proved reserves; and the economic viability of development if proved reserves are assigned. During any period in which these factors indicate an impairment, the cumulative drilling costs incurred to date for such property and all or a portion of the associated leasehold costs are transferred to the full cost pool and are then subject to amortization.

Oil and Natural Gas Properties

Oil and natural gas producing activities are accounted for in accordance with the full cost method of accounting. Accordingly, all costs incurred in the acquisition, exploration and development of proved oil and natural gas properties, including the costs of abandoned properties, dry holes, geophysical costs and annual lease rentals are capitalized. Sales or other dispositions of oil and natural gas properties are accounted for as adjustments to capitalized costs, with no gain or loss recorded unless the ratio of cost to proved reserves would significantly change. At June 30, 2014 and December 31, 2013, the Partnership’s oil and natural gas properties consist solely of mineral interests in oil and natural gas properties.

Depletion of evaluated oil and natural gas properties is computed on the units of production method, whereby capitalized costs are amortized over total proved reserves. The average depletion rate per barrel equivalent unit of production was $27.44, $27.95 and $27.53 for the three months and six months ended June 30, 2014 and for the period from inception (September 18, 2013) to December 31, 2013, respectively. Depletion for oil and gas properties was $6,064,000, $11,631,000 and $5,199,000 for the three months and six months ended June 30, 2014 and for the period from inception (September 18, 2013) to December 31, 2013, respectively.

Under the full cost method of accounting, the net book value of oil and natural gas properties, may not exceed a calculated “ceiling”. The ceiling limitation is the estimated future net cash flows from proved oil and natural gas reserves, discounted at 10%. Estimated future net cash flows are calculated using an unweighted arithmetic average of commodity prices in effect on the first day of each of the previous 12 months, held flat for the life of the production. Any excess of the net book value of proved oil and natural gas properties over the ceiling is charged to expense. No impairment on proved oil and natural gas properties was recorded for the three months and six months ended June 30, 2014 and for the period from inception (September 18, 2013) to December 31, 2013.

Costs associated with unevaluated properties are excluded from the full cost pool until we have made a determination as to the existence of proved reserves. We assess all items classified as unevaluated property on an annual basis for possible impairment. We assess properties on an individual basis or as a group if properties are individually insignificant. The assessment includes consideration of the following factors, among others: intent to drill; remaining lease term; geological and geophysical evaluations; drilling results and activity; the assignment of proved reserves; and the economic viability of development if proved reserves are assigned. During any period in which these factors indicate an impairment, the cumulative drilling costs incurred to date for such property and all or a portion of the associated leasehold costs are transferred to the full cost pool and are then subject to amortization.

Capitalized Interest

Capitalized Interest

The Partnership capitalizes interest on expenditures made in connection with acquisitions of unproved properties that are not subject to current amortization. Interest is capitalized only for the period that activities are in progress to bring these properties to their intended use. Capitalized interest cannot exceed gross interest expense. During the period from inception (September 18, 2013) to December 31, 2013, the Partnership capitalized approximately $4.0 million of interest expense.

Capitalized Interest

We capitalize interest on expenditures made in connection with acquisitions of unproved properties that are not subject to current amortization. Interest is capitalized only for the period that activities are in progress to bring these properties to their intended use. Capitalized interest cannot exceed gross interest expense. During the three months and six months ended June 30, 2014 and for the period from inception (September 18, 2013) to December 31, 2013, we capitalized approximately $2,348,000, $5,275,000 and $3,951,000, respectively, of interest expense.

Royalty Interest and Revenue Recognition

Royalty Interest and Revenue Recognition

Royalty interest represents the right to receive revenues (oil and natural gas sales), less production and operating taxes and post-production costs. Revenue is recorded when title passes to the purchaser.

Royalty interest has no rights or obligations to explore, develop or operate the property and does not incur any of the costs of exploration, development and operation of the property.

Royalty Interest and Revenue Recognition

Royalty interest represents the right to receive revenues (oil and natural gas sales), less production and operating taxes and post-production costs. Revenue is recorded when title passes to the purchaser.

Royalty interest has no rights or obligations to explore, develop or operate the property and does not incur any of the costs of exploration, development and operation of the property.

Concentrations

Concentrations

The Partnership is subject to risk resulting from the concentration of its royalty interest revenues in producing oil and natural gas properties and receivables with several significant purchasers. For the period from inception (September 18, 2013) to December 31, 2013, two purchasers accounted for more than 10% of royalty interest revenue: Shell Trading (59%); and Permian Trucking (19%). The Partnership does not require collateral and does not believe the loss of any single purchaser would materially impact its operating results, as crude oil and natural gas are fungible products with well-established markets and numerous purchasers.

Concentrations

We are subject to risk resulting from the concentration of our royalty interest revenues in producing oil and natural gas properties and receivables with several significant purchasers. For the six months ended June 30, 2014, two purchasers accounted for more than 10% of royalty interest revenue: Shell Trading (70%); and Permian Transport & Trading (12%). For the period from inception (September 18, 2013) to December 31, 2013, two purchasers accounted for more than 10% of royalty interest revenue: Shell Trading (59%); and Permian Transport & Trading (19%). We do not require collateral and do not believe the loss of any single purchaser would materially impact our operating results, as crude oil and natural gas are fungible products with well-established markets and numerous purchasers.

Earnings Per Unit		Earnings Per Unit Earnings per unit applicable to limited partners is computed by dividing limited partners’ interest in net income by the weighted average number of outstanding common units.
Unit-Based Compensation

Unit–Based Compensation

Unit–based compensation awards are measured at fair value on the date of grant and are expensed, net of estimated forfeitures, over the required service period. See Note 8—Unit–Based Compensation.

Income Taxes

Income Taxes

The Partnership and the Predecessor are organized as pass-through entities for income tax purposes. Prior to the IPO, as appropriate, the taxable income or loss applicable to operations of the Predecessor was included in the federal income tax returns of Diamondback Energy, Inc. and no income tax effect is included in the accompanying financial statements.

The Partnership is subject to the Texas margin tax. Any amounts related to the Partnership for 2013 will be included in Diamondback’s unitary filing for this tax. Diamondback does not expect any Texas margin tax to be due for 2013, so no amount has been provided in these financial statements. On a stand-alone basis, the Partnership would have owed approximately $98 for the Texas margin tax in 2013.

Income Taxes

The Partnership is organized as a pass-through entity for income tax purposes. As a result, our partners are responsible for federal income taxes on their share of our taxable income.

We are subject to the Texas margin tax. Any amounts related to operations for 2013 or for the period in 2014 prior to the closing of the IPO on June 23, 2014 will be included in Diamondback’s unitary filing for this tax. Diamondback does not expect any Texas margin tax to be due for the six months ended June 30, 2014 or the period from inception (September 18, 2013) through December 31, 2013, so no amount has been provided in the accompanying financial statements of our Predecessor.

Accounts Receivable

Accounts Receivable

Accounts receivable consist of receivables from oil and natural gas sales delivered to purchasers. Those purchasers remit payment for production to the operator of the properties and the operator, in turn, remits payment to the Partnership. Some of the Partnership’s oil and natural gas properties are contractually operated by Diamondback. Most payments are received within three months after the production date.

Accounts receivable are stated at amounts due from operators, net of an allowance for doubtful accounts when the Partnership believes collection is doubtful. Accounts receivable outstanding longer than the contractual payment terms are considered past due. The Partnership determines its allowance by considering a number of factors, including the length of time accounts receivable are past due, the Partnership’s previous loss history, the debtor’s current ability to pay its obligation to the Partnership, the condition of the general economy and the industry as a whole. The Partnership writes off specific accounts receivable when they become uncollectible, and payments subsequently received on such receivables are credited to the allowance for doubtful accounts. No allowance was deemed necessary at December 31, 2013.